Fair Value Measurements (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($) item
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges | $	$ 16,322	$ 21,828	$ 25,616
Number of aircraft impaired	8	8	6
Number of engines impaired	12	3
Flight Equipment Held For Operating Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated useful life of asset, years	25 years